Business Combination (Narrative) (Details)	3 Months Ended		12 Months Ended			51 Months Ended	54 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Mar. 29, 2014 USD ($)	Dec. 01, 2013 USD ($)	Dec. 01, 2013 EUR (€)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities								$ 1,172,081	€ 861,551
Bargain purchase	0	0	425,909	425,909	0	425,909	425,909
Principal payment on purchase agreement	60,815
Accrued interest	6,261						6,261
Business Combination, Liabilities Assumed, Foreign Exchange Effect			$ 13,596	$ 1,832